BUSINESS COMBINATIONS - Acquisition of Hybrido Worldwide (Details) $ / shares in Units, € in Thousands, $ in Thousands				12 Months Ended
		Sep. 30, 2021 USD ($)	May 11, 2021 EUR (€)	Dec. 31, 2021 USD ($)	May 11, 2021 $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about business combination [line items]
Closing cash payment | $	[2]			$ 161,107 [1]		$ 84,643	$ 103,978
Loss on remeasurement of contingent consideration | $				204
Hybrido Worldwide
Disclosure of detailed information about business combination [line items]
Closing cash payment			€ 8,820
Consideration paid through issuance of common shares			3,780
Share price (in dollars per share) | $ / shares					$ 214.69
Payment for contingent consideration | $		$ 389
Loss on remeasurement of contingent consideration | $				$ 204
Hybrido Worldwide | Tranche 1 Shares
Disclosure of detailed information about business combination [line items]
Consideration paid through issuance of common shares			1,780
Hybrido Worldwide | Tranche 2 Shares
Disclosure of detailed information about business combination [line items]
Consideration paid through issuance of common shares			1,000
Hybrido Worldwide | Tranche 3 Shares
Disclosure of detailed information about business combination [line items]
Consideration paid through issuance of common shares			1,000
Hybrido Worldwide | Agreement Tranche 1
Disclosure of detailed information about business combination [line items]
Closing payment, subject to deductions or adjustments			2,700
Hybrido Worldwide | Agreement Tranche 2
Disclosure of detailed information about business combination [line items]
Closing payment, subject to deductions or adjustments			€ 2,700

[1]	As of December 31, 2021, the Company issued 10,088, 10,842 and 7,032 common shares for a total amount of 2,149, 2,372 and 2,100, respectively, according to the subscription agreement included in the stock purchase agreement signed with Hybrido´s, Walmeric´s and Navint's sellers, these were non-cash transaction. As of December 31, 2020, the Company issued 20,918, 5,551 and 189,287 common shares for a total amount of 3,618, 1,123 and 40,354, respectively, according to the subscription agreement included in the stock purchase agreement signed with Grupo ASSA´s, Giant Monkey Robot´s and Bluecap Management Consulting's sellers, these were non-cash transaction.
[2]	Cash paid for assets acquired and liabilities assumed in the acquisition of subsidiaries net of cash acquired (note 26)